Employee benefits and share-based payments (Details Textual) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 18, 2019	Jun. 30, 2018
Employee benefits and share-based payments (Textual)
Defined contribution plan, description	The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary ("Base Contributions") and up to 15% of their annual bonus ("Extraordinary Contributions"). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.
Percentage of contributions access	100.00%
Resignation or termination, description	In case of resignation or termination without fair cause, the manager will receive the Group's contribution only if he or she has participated in the Plan for at least 5 years.
Contributions plan amount	$ 51	$ 60
Key management personnel expense	10	63		$ 66
Fair value of Employee benefit estimated	1
Employee benefits compensation expenses	452
Accumulated amount	771
Remuneration charges	$ 197	537
Maximum and cumulative amount of shares granted, description	The shares to be granted under the ILPA Plan may not exceed at any time the maximum and cumulative amount of 2% of the shares issued by the Company.
Maximum [Member]
Employee benefits and share-based payments (Textual)
Employee benefits for incentive plan shares granted			447,127
Incentive Plan [Member]
Employee benefits and share-based payments (Textual)
Reserve	$ 51	$ 50		90
Employee benefits charges				30
Employee benefits unrecognized expense				$ 16
IRSA [Member]
Employee benefits and share-based payments (Textual)
Participants’ contributions granted per shares	$ 23.5
Cresud [Member]
Employee benefits and share-based payments (Textual)
Participants’ contributions granted per shares	$ 16.45